Note 14 - Related Party Transactions -10-Q (Details Textual) - USD ($)						1 Months Ended
	Jan. 06, 2026	Sep. 04, 2025	Sep. 03, 2025	May 06, 2025	Jun. 25, 2024	Sep. 30, 2025	Feb. 28, 2026	Nov. 26, 2025	Jul. 08, 2025	Jun. 24, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 21, 2025	Mar. 04, 2025	Jan. 22, 2025	Jan. 09, 2025	Dec. 26, 2024	Dec. 09, 2024	Nov. 25, 2024	Nov. 13, 2024	Oct. 28, 2024	Oct. 17, 2024	Oct. 16, 2024	Oct. 01, 2024	Sep. 17, 2024	Aug. 21, 2024	Aug. 07, 2024	Jun. 05, 2024	Apr. 10, 2024	Mar. 28, 2024	Mar. 11, 2024	Feb. 21, 2024	Feb. 06, 2024	Jan. 11, 2024
Fang Family Fund II Loan [Member]
Debt Instrument, Face Amount					$ 350,000		$ 700,000	$ 1,000,000	$ 425,000	$ 310,000	$ 90,000	$ 1,350,000	$ 350,000	$ 325,000	$ 376,000	$ 301,000	$ 350,000	$ 450,000	$ 400,000	$ 480,000	$ 450,000	$ 200,000	$ 700,000	$ 400,000	$ 450,000	$ 350,000	$ 110,000	$ 500,000	$ 500,000	$ 500,000	$ 500,000	$ 450,000	$ 450,000	$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage							6.00%		6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%		6.00%
Repayments of Debt	$ 1,000,000	$ 425,000	$ 87,500	$ 90,000	$ 172,450	$ 1,350,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	7,025	$ 4,533				$ 50,000.00
Accounts Receivable, after Allowance for Credit Loss	$ 134,712
Fang Family Fund I Loan [Member]
Debt Instrument, Face Amount								$ 1
Debt Instrument, Interest Rate, Stated Percentage								6.00%